ARDENT MINES LIMITED - INTERIM BALANCE SHEETS FOR SEPTEMBER 30, 2011 (Parentheticals) (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	16,273,391	16,013,650	14,957,650